Marketable debt securities - Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketable debt securities
Financial liabilities held for trading	€ 81,167	€ 77,139	€ 70,343
Financial liabilities designated at fair value through profit or loss	48,038	60,995	68,058
Financial liabilities at amortized cost	1,248,188	1,230,745	1,171,630
Marketable debt securities
Marketable debt securities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	4,440	3,758	2,305
Financial liabilities at amortized cost	230,829	258,219	244,314
Total financial liabilities	235,269	261,977	246,619
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities and Notes and Other Securities
Marketable debt securities
Total financial liabilities	235,269	261,977	246,619
Marketable debt securities | Bonds and debentures
Marketable debt securities
Total financial liabilities	191,577	208,455	195,498	€ 176,719
Marketable debt securities | Subordinated liabilities
Marketable debt securities
Total financial liabilities	21,686	20,878	23,676
Marketable debt securities | Notes and other securities
Marketable debt securities
Total financial liabilities	€ 22,006	€ 32,644	€ 27,445